N-2 - USD ($)				3 Months Ended
		Feb. 27, 2023	Feb. 21, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Cover [Abstract]
Entity Central Index Key		0001268884
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		CBRE Global Real Estate Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES
Sales Load (percentage of offering price)	None
Dividend Reinvestment Plan Fees(1)	None

EXPENSES OF THE OFFER
Offering Expenses Borne by the Common Shareholders of the Trust(2)	0.17%

Sales Load [Percent]
Dividend Reinvestment and Cash Purchase Fees	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.17%
Annual Expenses [Table Text Block]
Percentage of Net Assets Attributable to Common Shares(3)
ANNUAL EXPENSES
Management Fees(4)	1.21%
Other Expenses(5)	0.20%
Total Annual Expenses Excluding Interest Expense	1.41%
Interest Payment on Borrowed Funds(6)	2.27%
Total Annual Expenses Including Interest Expense	3.68%

____________

(1)      Common Shareholders will pay brokerage charges if they direct Computershare Trust Company N.A., the plan agent, to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the Prospectus. There are no fees charged to shareholders for participating in the Trust’s dividend reinvestment plan. However, shareholders participating in the plan that elect to sell their shares obtained pursuant to the plan through the plan agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission.

(2)      Total offering expenses are estimated to be $1,641,600, which assumes that the Rights offering is fully subscribed and includes the fee payable to the Rights Offering Advisor for its advisory services equal to 0.75% of the gross proceeds of the offering. The offering expenses will be borne by the Trust and indirectly by all of the Trust’s Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the Common Shares.

(3)      The table below estimates what the Trust’s annual expenses would be stated as percentages of the Trust’s net assets attributable to Common Shares.

(4)      The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Shares is higher than if the Trust did not utilize leverage.

(5)      Based on estimated amounts for the current fiscal year. It does not include the other expenses of the Trust incurred in connection with the Rights offering. These expenses will be borne by all holders of the Trust’s Common Shares, including those who do not exercise their Rights, and result in a reduction of the NAV of the Common Shares.

(6)      Based on actual borrowings as of February 21, 2023, increased to account for leverage on the additional assets under management, assuming completion of the proposed issuance, and utilizing the interest rate as of that same date of 5.33%. This requires that the Trust utilizes financial leverage through borrowings in an amount equal to the maximum allowed under the current credit facility with the Bank of New York Mellon (“BNY”) of $400 million. To reach the regulatory borrowing limit of 33⅓% of the Trust’s capital, the credit facility with BNY would need to be increased from its current maximum borrow limit of $400 million.

Management Fees [Percent]	[3],[4]	1.21%
Interest Expenses on Borrowings [Percent]	[5]	2.27%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[6]	0.20%
Total Annual Expenses [Percent]	[4]	3.68%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses set forth above, and (2) a 5% annual portfolio total return.(1)

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred(2)	$39	$114	$192	$394

____________

(1)      The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Table of Fees and Expenses table are accurate and that all distributions are reinvested at net asset value. The example uses the 3.68% annual expense calculated above for the 10 year period. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(2)      Assumes that leverage remains 29.83% of the Trust’s Managed Assets throughout the periods reflected.

Expense Example, Year 01	[7]	$ 39
Expense Example, Years 1 to 3	[7]	114
Expense Example, Years 1 to 5	[7]	192
Expense Example, Years 1 to 10	[7]	$ 394
Other Expenses, Note [Text Block]		Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering, assuming that we incur the estimated offering expenses.
Management Fee not based on Net Assets, Note [Text Block]		The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Shares is higher than if the Trust did not utilize leverage.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

PRICE RANGE OF COMMON SHARES

The following table sets forth for each of the quarters indicated: (i) the high and low closing market prices for Common Shares on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium or discount to NAV per share at which the Common Shares were trading as of such date. NAV is determined once daily as of the close of regular trading of the NYSE (typically 4:00 p.m., Eastern time).

	Closing Market Price Per Common Share(1)		NAV per Common Share on Date of Market Price(2)		Premium/(Discount) on Date of Market Price(1)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
September 30, 2020	$6.33	$5.82	$7.52	$7.05	(15.82)%	(17.45)%
December 31, 2020	$6.88	$5.57	$8.11	$6.90	(15.17)%	(19.28)%
March 31, 2021	$7.81	$6.69	$8.47	$7.88	(7.79)%	(15.10)%
June 30, 2021	$9.09	$7.83	$9.77	$8.60	(6.96)%	(8.95)%
September 30, 2021	$9.42	$8.36	$10.15	$9.21	(7.19)%	(9.23)%
December 31, 2021	$9.79	$8.46	$10.48	$9.29	(6.58)%	(8.93)%
March 31, 2022	$9.78	$7.98	$10.38	$8.85	(5.78)%	(9.83)%
June 30, 2022	$9.18	$6.77	$9.68	$7.10	(5.17)%	(4.65)%
September 30, 2022	$8.28	$5.59	$8.50	$5.97	(2.59)%	(6.37)%
December 31, 2022	$6.46	$5.30	$6.66	$5.68	(3.00)%	(6.69)%

____________

(1)      Source: The Advisor, based on public information available via Factset.

(2)      Source: NYSE.

Lowest Price or Bid	[8]			$ 5.3	$ 5.59	$ 6.77	$ 7.98	$ 8.46	$ 8.36	$ 7.83	$ 6.69	$ 5.57	$ 5.82
Highest Price or Bid	[8]			6.46	8.28	9.18	9.78	9.79	9.42	9.09	7.81	6.88	6.33
Lowest Price or Bid, NAV	[9]			5.68	5.97	7.1	8.85	9.29	9.21	8.6	7.88	6.9	7.05
Highest Price or Bid, NAV	[9]			$ 6.66	$ 8.5	$ 9.68	$ 10.38	$ 10.48	$ 10.15	$ 9.77	$ 8.47	$ 8.11	$ 7.52
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[8]			3.00%	2.59%	5.17%	5.78%	6.58%	7.19%	6.96%	7.79%	15.17%	15.82%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[8]			6.69%	6.37%	4.65%	9.83%	8.93%	9.23%	8.95%	15.10%	19.28%	17.45%
Latest Share Price			$ 6.52
Latest NAV			$ 6.8
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

CAPITALIZATION

The following table sets forth the unaudited capitalization of the Trust as of December 31, 2022 and its adjusted capitalization assuming the Common Shares available in the Rights offering discussed in this Prospectus Supplement had been issued.

	As of December 31, 2022 (unaudited)
	Actual	As Adjusted
Par value ($0.001 par value; unlimited shares authorized) (The “Actual” column reflects the 116,590,494 Common Shares outstanding as of February 21, 2023; the “Adjusted” column reflects the 116,590,494 Common Shares outstanding as of February 21, 2023, and assumes the issuance of 23,378,100 Common Shares pursuant to the Rights offering at the estimated Subscription price of $6.38.)	$116,590	$139,968
Paid-in capital in excess of par value*	$939,656,023	$1,087,143,345
Total distributable earnings (loss)	$(203,761,801)	$(203,761,801)
Total Net Assets	$736,010,812	$883,521,512
Shares Outstanding	116,590,494	139,968,594

____________

*        As adjusted paid-in surplus reflects a deduction for the estimated offering expenses of the Common Shares offering borne by the Trust of $1,641,600.

[1]	Common Shareholders will pay brokerage charges if they direct Computershare Trust Company N.A., the plan agent, to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the Prospectus. There are no fees charged to shareholders for participating in the Trust’s dividend reinvestment plan. However, shareholders participating in the plan that elect to sell their shares obtained pursuant to the plan through the plan agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission.
[2]	Total offering expenses are estimated to be $1,641,600, which assumes that the Rights offering is fully subscribed and includes the fee payable to the Rights Offering Advisor for its advisory services equal to 0.75% of the gross proceeds of the offering. The offering expenses will be borne by the Trust and indirectly by all of the Trust’s Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the NAV of the Common Shares.
[3]	The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Shares is higher than if the Trust did not utilize leverage.
[4]	The table below estimates what the Trust’s annual expenses would be stated as percentages of the Trust’s net assets attributable to Common Shares.
[5]	Based on actual borrowings as of February 21, 2023, increased to account for leverage on the additional assets under management, assuming completion of the proposed issuance, and utilizing the interest rate as of that same date of 5.33%. This requires that the Trust utilizes financial leverage through borrowings in an amount equal to the maximum allowed under the current credit facility with the Bank of New York Mellon (“BNY”) of $400 million. To reach the regulatory borrowing limit of 33⅓% of the Trust’s capital, the credit facility with BNY would need to be increased from its current maximum borrow limit of $400 million.
[6]	Based on estimated amounts for the current fiscal year. It does not include the other expenses of the Trust incurred in connection with the Rights offering. These expenses will be borne by all holders of the Trust’s Common Shares, including those who do not exercise their Rights, and result in a reduction of the NAV of the Common Shares.
[7]	Assumes that leverage remains 29.83% of the Trust’s Managed Assets throughout the periods reflected.
[8]	Source: The Advisor, based on public information available via Factset.
[9]	Source: NYSE.